FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2025
FAIR VALUE MEASUREMENT
Schedule of fair value of the company's financial assets measured at fair value

	December 31
	2025			2024
	Level 1	Level 2	Total	Level 1	Level 2	Total
Cash equivalents
Money market funds	$333,190	$—	$333,190	$17,818	$—	$17,818
Marketable securities	28,111	345,630	373,741	16,811	53,900	70,711
Total	$361,301	$345,630	$706,931	$34,629	$53,900	$88,529